Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Adjusted EBITDA ($)
2024	2,073,558	2,391,994	1,661,874	1,614,816	26.57	286.10	(6,524,000)	82,061,000
2023	1,975,635	1,477,924	1,778,512	1,499,184	22.59	210.85	(16,343,000)	48,170,000
2022	4,799,492	1,377,062	2,818,213	1,899,901	35.83	134.82	19,570,000	34,618,000
2021	3,384,684	(670,833)	1,594,716	54,250	112.04	189.64	(27,362,000)	49,600,000
2020	3,703,155	8,980,482	1,377,243	4,174,765	239.92	142.21	(43,977,000)	26,176,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our chief executive officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	David A. Morken	Daryl E. Raiford, Rebecca G. Bottorff, R. Brandon Asbill, Devesh Agarwal, and Anthony F. Bartolo
2023	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2022	David A. Morken	Daryl E. Raiford, Anthony F. Bartolo, R. Brandon Asbill, and Rebecca G. Bottorff
2021	David A. Morken	Daryl E. Raiford, Jeffrey A. Hoffman, R. Brandon Asbill, Rebecca G. Bottorff, and Scott Mullen
2020	David A. Morken	Jeffrey A. Hoffman, W. Christopher Matton, Noreen Allen, and Rebecca G. Bottorff

Peer Group Issuers, Footnote	Represents the cumulative TSR (the “Peer Group TSR”) for the S&P 500 Information Technology Index (Sector) (the “Peer Group”).
PEO Total Compensation Amount	$ 2,073,558	$ 1,975,635	$ 4,799,492	$ 3,384,684	$ 3,703,155
PEO Actually Paid Compensation Amount	2,391,994	1,477,924	1,377,062	(670,833)	8,980,482
Non-PEO NEO Average Total Compensation Amount	1,661,874	1,778,512	2,818,213	1,594,716	1,377,243
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,614,816	1,499,184	1,899,901	54,250	4,174,765
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth below with respect to the 2024 fiscal year:

	2024
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,530,606)	(1,290,766)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	837,963	517,003
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	460,373	499,758
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	252,771	150,462
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	297,935	289,559
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(213,074)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	318,436	(47,058)

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	TSR amounts reported in the graph assume an initial fixed investment of $100, assuming the reinvestment of dividends.
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent each of the financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:
●    Adjusted EBITDA. Please refer to Page 77 of our Annual Report and pages 28 of this proxy statement for a description of how we calculate Adjusted EBITDA from the GAAP financial measures set forth in our audited financial statements;
●    Non-GAAP gross margin. Please refer to Page 74 of our Annual Report and pages 27-28 of this proxy statement for a description of how we calculate Non-GAAP gross margin from the GAAP financial measures set forth in our audited financial statements; and
●    Revenue.
For additional details regarding our most important financial performance measures, please see the section titled “2024 Executive Compensation Program––Annual Performance Bonus” in our Compensation Discussion and Analysis (CD&A) elsewhere in this proxy statement.

Total Shareholder Return Amount	$ 26.57	22.59	35.83	112.04	239.92
Peer Group Total Shareholder Return Amount	286.10	210.85	134.82	189.64	142.21
Net Income (Loss)	$ (6,524,000)	$ (16,343,000)	$ 19,570,000	$ (27,362,000)	$ (43,977,000)
Company Selected Measure Amount	82,061,000	48,170,000	34,618,000	49,600,000	26,176,000
PEO Name	David A. Morken
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 318,436
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,530,606)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	837,963
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,771
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,373
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,935
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based On Incremental Fair Value Of Options/SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,058)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,290,766)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	517,003
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,462
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	499,758
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	289,559
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,074)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based On Incremental Fair Value Of Options/SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction For Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0